Schedule of Investments (unaudited)	iShares® Core U.S. REIT ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Real Estate Investment Trusts — 5.0%
Alexander & Baldwin Inc.	140,911	$2,821,038
American Assets Trust Inc.	96,908	3,578,812
Armada Hoffler Properties Inc.	115,141	1,496,833
Broadstone Net Lease Inc.	275,976	7,180,896
DigitalBridge Group Inc.(a)	926,341	6,447,333
Empire State Realty Trust Inc., Class A	277,667	3,173,734
Essential Properties Realty Trust Inc.	227,465	6,778,457
Gladstone Commercial Corp.	71,186	1,650,091
Global Net Lease Inc.	187,934	3,471,141
One Liberty Properties Inc.	31,825	973,527
PS Business Parks Inc.	38,901	5,977,917
STORE Capital Corp.	476,564	17,246,851
VEREIT Inc.	446,415	21,860,943
Washington REIT	164,238	3,989,341
WP Carey Inc.	343,090	27,683,932
		114,330,846
Health Care Real Estate Investment Trusts — 11.0%
CareTrust REIT Inc.	181,303	4,373,028
Community Healthcare Trust Inc.	45,457	2,265,122
Diversified Healthcare Trust	463,123	1,806,180
Global Medical REIT Inc.	110,740	1,723,114
Healthcare Realty Trust Inc.	274,620	8,754,886
Healthcare Trust of America Inc., Class A	424,397	12,133,510
Healthpeak Properties Inc.	1,052,068	38,894,954
LTC Properties Inc.	76,358	2,890,150
Medical Properties Trust Inc.	1,130,569	23,775,866
National Health Investors Inc.	85,215	5,814,219
New Senior Investment Group Inc.	160,272	1,477,708
Omega Healthcare Investors Inc.	458,895	16,648,711
Physicians Realty Trust	419,040	7,940,808
Sabra Health Care REIT Inc.	419,623	7,800,792
Universal Health Realty Income Trust	25,064	1,497,574
Ventas Inc.	731,454	43,726,320
Welltower Inc.	814,879	70,780,390
		252,303,332
Hotel & Resort Real Estate Investment Trusts — 3.2%
Apple Hospitality REIT Inc.	408,247	6,103,293
Chatham Lodging Trust(a)	93,527	1,148,511
CorePoint Lodging Inc.(a)	76,830	1,032,595
DiamondRock Hospitality Co.(a)	405,075	3,487,696
Hersha Hospitality Trust, Class A(a)	62,286	586,111
Host Hotels & Resorts Inc.(a)	1,363,315	21,717,608
Park Hotels & Resorts Inc.(a)	458,250	8,477,625
Pebblebrook Hotel Trust(b)	252,632	5,681,694
RLJ Lodging Trust(b)	317,192	4,551,705
Ryman Hospitality Properties Inc.(a)	104,307	8,000,347
Service Properties Trust	317,836	3,537,515
Summit Hotel Properties Inc.(a)	202,604	1,825,462
Sunstone Hotel Investors Inc.(a)	416,290	4,803,986
Xenia Hotels & Resorts Inc.(a)	220,010	3,889,777
		74,843,925
Industrial Real Estate Investment Trusts — 14.0%
Americold Realty Trust	492,053	19,116,259
Duke Realty Corp.	729,446	37,114,212
EastGroup Properties Inc.	76,954	13,560,834
First Industrial Realty Trust Inc.	250,596	13,727,649
Industrial Logistics Properties Trust	126,151	3,418,692
Lexington Realty Trust	530,938	6,981,835
Security	Shares	Value

Industrial Real Estate Investment Trusts (continued)
Monmouth Real Estate Investment Corp.	184,872	$3,519,963
Plymouth Industrial REIT Inc.	56,432	1,302,451
Prologis Inc.	1,438,451	184,179,266
Rexford Industrial Realty Inc.	261,486	16,086,619
STAG Industrial Inc.	311,651	12,877,419
Terreno Realty Corp.	132,587	9,063,647
		320,948,846
Office Real Estate Investment Trusts — 9.4%
Alexandria Real Estate Equities Inc.	285,164	57,414,920
Boston Properties Inc.	304,443	35,735,519
Brandywine Realty Trust	327,259	4,568,536
CIM Commercial Trust Corp.	42,805	351,001
City Office REIT Inc.	83,707	1,077,309
Columbia Property Trust Inc.	222,390	3,707,241
Corporate Office Properties Trust	219,305	6,456,339
Cousins Properties Inc.	289,351	11,493,022
Douglas Emmett Inc.	324,446	10,836,497
Easterly Government Properties Inc.	163,640	3,714,628
Franklin Street Properties Corp.	199,013	1,038,848
Highwoods Properties Inc.	200,816	9,576,915
Hudson Pacific Properties Inc.	286,540	7,811,080
JBG SMITH Properties	241,094	7,866,897
Kilroy Realty Corp.	226,372	15,680,789
Mack-Cali Realty Corp.(b)	171,073	3,079,314
Office Properties Income Trust	93,101	2,698,067
Paramount Group Inc.	362,245	3,535,511
Piedmont Office Realty Trust Inc., Class A	240,361	4,571,666
SL Green Realty Corp.	136,866	10,191,042
Vornado Realty Trust	342,349	14,892,182
		216,297,323
Residential Real Estate Investment Trusts — 19.5%
American Campus Communities Inc.	267,415	13,453,649
American Homes 4 Rent, Class A	541,037	22,723,554
Apartment Income REIT Corp.	304,826	16,046,041
Apartment Investment & Management Co., Class A	290,374	2,021,003
AvalonBay Communities Inc.	271,820	61,928,751
Bluerock Residential Growth REIT Inc., Class A	41,113	525,013
BRT Apartments Corp.	21,654	380,461
Camden Property Trust	184,091	27,501,354
Centerspace	25,570	2,301,300
Equity LifeStyle Properties Inc.	338,909	28,400,574
Equity Residential	718,635	60,458,763
Essex Property Trust Inc.	126,355	41,457,076
Independence Realty Trust Inc.	198,240	3,822,067
Invitation Homes Inc.	1,106,743	45,022,305
Mid-America Apartment Communities Inc.	221,854	42,840,007
NexPoint Residential Trust Inc.	42,954	2,532,138
Preferred Apartment Communities Inc., Class A	96,610	1,018,269
Sun Communities Inc.	215,507	42,263,078
UDR Inc.	575,756	31,660,822
UMH Properties Inc.	77,970	1,815,142
		448,171,367
Retail Real Estate Investment Trusts — 12.9%
Acadia Realty Trust	162,126	3,469,496
Agree Realty Corp.	130,239	9,787,461
Alexander’s Inc.	4,222	1,177,263
American Finance Trust Inc.	215,606	1,826,183
Brixmor Property Group Inc.	577,275	13,288,871
Federal Realty Investment Trust	150,529	17,691,673

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. REIT ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Retail Real Estate Investment Trusts (continued)
Getty Realty Corp.	76,229	$2,408,074
Kimco Realty Corp.	805,084	17,172,442
Kite Realty Group Trust	161,852	3,262,936
Macerich Co. (The)	383,347	6,248,556
National Retail Properties Inc.	340,865	16,658,073
NETSTREIT Corp.	77,397	2,008,452
Realty Income Corp.	729,142	51,251,391
Regency Centers Corp.	329,297	21,539,317
Retail Opportunity Investments Corp.	226,763	4,006,902
Retail Properties of America Inc., Class A	417,536	5,265,129
Retail Value Inc.	33,633	821,991
RPT Realty	157,210	2,002,855
Saul Centers Inc.	23,299	1,062,434
Seritage Growth Properties, Class A(a)	70,581	1,120,121
Simon Property Group Inc.	636,172	80,488,481
SITE Centers Corp.	335,526	5,321,442
Spirit Realty Capital Inc.	224,004	11,249,481
Tanger Factory Outlet Centers Inc.	192,449	3,304,349
Urban Edge Properties	224,443	4,264,417
Urstadt Biddle Properties Inc., Class A	58,062	1,107,242
Washington Prime Group Inc.(a)	2	4
Weingarten Realty Investors	233,242	7,508,060
Whitestone REIT	78,415	693,973
		296,007,069
Specialized Real Estate Investment Trusts — 24.7%
CoreSite Realty Corp.	82,942	11,463,414
CubeSmart	390,817	19,407,972
CyrusOne Inc.	238,685	17,011,080
Digital Realty Trust Inc.	547,269	84,366,989
EPR Properties	144,509	7,268,803
Equinix Inc.	174,371	143,055,712
Extra Space Storage Inc.	255,558	44,502,870
Farmland Partners Inc.	51,926	654,268
Four Corners Property Trust Inc.	144,763	4,156,146
Gaming and Leisure Properties Inc.	430,098	20,360,839
GEO Group Inc. (The)	200,223	1,385,543
Gladstone Land Corp.	48,595	1,133,235
Security	Shares	Value

Specialized Real Estate Investment Trusts (continued)
Iron Mountain Inc.	558,298	$24,431,120
Lamar Advertising Co., Class A	168,018	17,910,719
Life Storage Inc.	148,667	17,447,559
National Storage Affiliates Trust	151,403	8,201,501
Outfront Media Inc.(a)	282,525	6,749,522
Public Storage	293,917	91,843,184
QTS Realty Trust Inc., Class A	132,889	10,326,804
Safehold Inc.(b)	34,782	3,141,510
VICI Properties Inc.	1,047,682	32,677,202
		567,495,992
Total Common Stocks — 99.7%
(Cost: $1,979,819,023)		2,290,398,700

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	1,225,970	1,226,583
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	6,360,000	6,360,000
		7,586,583
Total Short -Term Investments — 0.3%
(Cost: $7,586,583)		7,586,583

Total Investments in Securities — 100.0%
(Cost: $1,987,405,606)		2,297,985,283

Other Assets, Less Liabilities — 0.0%		125,980

Net Assets — 100.0%		$2,298,111,263

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$129,227	$1,097,440	(a)	$—	$(96)	$12	$1,226,583	1,225,970	$525	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,320,000	4,040,000	(a)	—	—	—	6,360,000	6,360,000	65		—
					$(96)	$12	$7,586,583		$590		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. REIT ETF
July 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	177	09/17/21	$7,346	$190,114

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,290,398,700	$—	$—	$2,290,398,700
Money Market Funds	7,586,583	—	—	7,586,583
	$2,297,985,283	$—	$—	$2,297,985,283
Derivative financial instruments(a)
Assets
Futures Contracts	$190,114	$—	$—	$190,114

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust

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